Summary of Significant Accounting Policies - Liquidity (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Aug. 08, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2018 CNY (¥)	Aug. 08, 2018 CNY (¥)	Aug. 08, 2018 USD ($)
Summary of Significant Accounting Policies
Net loss	¥ 565,732	$ 88,776	¥ 87,417	¥ (161,671)
Cash flows from operating activities	(381,461)	(59,860)	(901,888)	(244,322)
Cash flow providing by financing activities	158,410	$ 24,858	(705,483)	(54,354)
Cash	170,916		729,604	¥ 954,136	$ 26,821		$ 114,491	¥ 1,126,407
Working capital	2,792,897
Accumulated deficit	¥ (1,772,189)		¥ (1,206,436)		$ (278,096)
Principal amount						$ 175,000			¥ 1,195,478	$ 175,000